SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		$ 2,064,753
Property, plant and equipment, ending	$ 2,381,090	3,253,046	$ 2,064,753
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		946,814
Property, plant and equipment, ending		1,824,215	946,814
Freehold land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		372,206
Property, plant and equipment, ending		588,041	372,206
Laboratory equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		407,803
Property, plant and equipment, ending		365,760	407,803
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		1,569
Property, plant and equipment, ending			1,569
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		49,112
Property, plant and equipment, ending		112,438	49,112
Renovation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		287,249
Property, plant and equipment, ending		331,471	287,249
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning
Property, plant and equipment, ending		31,121
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		3,429,447	3,527,687
Addition		1,434,965	58,295
Currency realignment		155,510	(156,535)
Property, plant and equipment, ending		5,019,922	3,429,447
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		1,060,463	1,095,128
Addition		899,110
Currency realignment		33,872	(34,665)
Property, plant and equipment, ending		1,993,445	1,060,463
Gross carrying amount [member] | Freehold land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		372,206	394,886
Addition		193,673
Currency realignment		22,162	(22,680)
Property, plant and equipment, ending		588,041	372,206
Gross carrying amount [member] | Laboratory equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		1,209,171	1,236,466
Addition		123,340	32,642
Currency realignment		59,870	(59,937)
Property, plant and equipment, ending		1,392,381	1,209,171
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		47,061	49,929
Addition
Currency realignment		2,802	(2,868)
Property, plant and equipment, ending		49,863	47,061
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		283,143	286,074
Addition		100,446	11,350
Currency realignment		14,352	(14,281)
Property, plant and equipment, ending		397,941	283,143
Gross carrying amount [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		457,403	465,204
Addition		83,656	14,303
Currency realignment		22,452	(22,104)
Property, plant and equipment, ending		563,511	457,403
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning
Addition		34,740
Currency realignment
Property, plant and equipment, ending		34,740
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		1,364,694	1,052,724
Addition		322,164	374,752
Currency realignment		80,018	(62,782)
Property, plant and equipment, ending		1,766,876	1,364,694
Accumulated depreciation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		113,649	76,638
Addition		52,004	39,500
Currency realignment		3,577	(2,489)
Property, plant and equipment, ending		169,230	113,649
Accumulated depreciation [member] | Freehold land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning
Addition
Currency realignment
Property, plant and equipment, ending
Accumulated depreciation [member] | Laboratory equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		801,368	614,293
Addition		176,228	225,484
Currency realignment		49,025	(38,409)
Property, plant and equipment, ending		1,026,621	801,368
Accumulated depreciation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		45,492	38,279
Addition		1,604	9,639
Currency realignment		2,767	(2,426)
Property, plant and equipment, ending		49,863	45,492
Accumulated depreciation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		234,031	190,629
Addition		37,719	54,776
Currency realignment		13,753	(11,374)
Property, plant and equipment, ending		285,503	234,031
Accumulated depreciation [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		170,154	132,885
Addition		51,116	45,353
Currency realignment		10,770	(8,084)
Property, plant and equipment, ending		232,040	170,154
Accumulated depreciation [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning
Addition		3,493
Currency realignment		126
Property, plant and equipment, ending		$ 3,619